Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,040,207	$ 1,190,393	$ 1,140,753